Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Dec. 31, 2019 USD ($) security Security	Dec. 31, 2018 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 582.5	$ 1,560.9
0-12 months, Gross Unrealized Losses	(2.6)	(19.1)
Over 12 months, Fair Market Value	250.5	2,121.1
Over 12 months, Gross Unrealized Losses	(1.2)	(58.8)
Total, Fair Market Value	833.0	3,682.0
Total, Gross Unrealized Losses	$ (3.8)	$ (77.9)
Number of Securities | security	260	1,133
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 553.0	$ 1,526.4
0-12 months, Gross Unrealized Losses	(2.6)	(19.1)
Over 12 months, Fair Market Value	250.5	2,121.1
Over 12 months, Gross Unrealized Losses	(1.2)	(58.8)
Total, Fair Market Value	803.5	3,647.5
Total, Gross Unrealized Losses	$ (3.8)	$ (77.9)
Number of Securities | Security	255	1,121
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 29.5	$ 34.5
0-12 months, Gross Unrealized Losses	0.0	0.0
Over 12 months, Fair Market Value	0.0	0.0
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	29.5	34.5
Total, Gross Unrealized Losses	$ 0.0	$ 0.0
Number of Securities	5	12
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 142.0	$ 180.2
0-12 months, Gross Unrealized Losses	(1.0)	(0.7)
Over 12 months, Fair Market Value	138.2	740.6
Over 12 months, Gross Unrealized Losses	(0.4)	(15.4)
Total, Fair Market Value	280.2	920.8
Total, Gross Unrealized Losses	$ (1.4)	$ (16.1)
Number of Securities | security	49	103
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 3.0	$ 13.5
0-12 months, Gross Unrealized Losses	0.0	(0.2)
Over 12 months, Fair Market Value	6.0	18.4
Over 12 months, Gross Unrealized Losses	0.0	(0.2)
Total, Fair Market Value	9.0	31.9
Total, Gross Unrealized Losses	$ 0.0	$ (0.4)
Number of Securities | security	2	12
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 3.7	$ 3.1
0-12 months, Gross Unrealized Losses	0.0	(0.1)
Over 12 months, Fair Market Value	0.0	25.0
Over 12 months, Gross Unrealized Losses	0.0	(0.7)
Total, Fair Market Value	3.7	28.1
Total, Gross Unrealized Losses	$ 0.0	$ (0.8)
Number of Securities | security	2	9
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 167.7	$ 999.1
0-12 months, Gross Unrealized Losses	(0.6)	(15.2)
Over 12 months, Fair Market Value	37.1	762.2
Over 12 months, Gross Unrealized Losses	0.0	(25.3)
Total, Fair Market Value	204.8	1,761.3
Total, Gross Unrealized Losses	$ (0.6)	$ (40.5)
Number of Securities | security	91	667
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 31.8	$ 14.5
0-12 months, Gross Unrealized Losses	(0.1)	0.0
Over 12 months, Fair Market Value	0.0	25.8
Over 12 months, Gross Unrealized Losses	0.0	(0.2)
Total, Fair Market Value	31.8	40.3
Total, Gross Unrealized Losses	$ (0.1)	$ (0.2)
Number of Securities | security	9	12
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 48.6	$ 64.0
0-12 months, Gross Unrealized Losses	(0.4)	(0.3)
Over 12 months, Fair Market Value	0.6	91.0
Over 12 months, Gross Unrealized Losses	0.0	(0.5)
Total, Fair Market Value	49.2	155.0
Total, Gross Unrealized Losses	$ (0.4)	$ (0.8)
Number of Securities | security	20	57
Asset-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 6.3
0-12 months, Gross Unrealized Losses	0.0	0.0
Over 12 months, Fair Market Value	0.2	10.8
Over 12 months, Gross Unrealized Losses	0.0	(0.1)
Total, Fair Market Value	0.2	17.1
Total, Gross Unrealized Losses	$ 0.0	$ (0.1)
Number of Securities | security	1	8
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 6.5
0-12 months, Gross Unrealized Losses	(0.2)
Over 12 months, Fair Market Value	0.0
Over 12 months, Gross Unrealized Losses	0.0
Total, Fair Market Value	6.5
Total, Gross Unrealized Losses	$ (0.2)
Number of Securities | security	1
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 149.7	$ 245.7
0-12 months, Gross Unrealized Losses	(0.3)	(2.6)
Over 12 months, Fair Market Value	68.4	447.3
Over 12 months, Gross Unrealized Losses	(0.8)	(16.4)
Total, Fair Market Value	218.1	693.0
Total, Gross Unrealized Losses	$ (1.1)	$ (19.0)
Number of Securities | security	80	253